Schwab International Index Fund

SCHWAB CAPITAL TRUST

(the “Trust”)

Schwab International Index Fund

(the “Fund”)

Supplement dated October 14, 2011 to the

Prospectus dated February 28, 2011 and the Summary Prospectus dated May 26, 2011

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting held on September 14, 2011, the Board of Trustees of the Trust approved a change to the Fund’s benchmark index and to its investment strategy to require that the Fund invest 80% of its net assets in stocks that are included in the MSCI EAFE® Index. This change will be effective on December 20, 2011.

Change to Investment Policy

Effective December 20, 2011, the Fund’s investment strategy will change to require that the Fund invest 80% of its net assets in stocks that are included in the MSCI EAFE® Index. Accordingly, effective December 20, 2011, the Prospectus and Summary Prospectus are revised as follows:

The first paragraph of the “Principal investment strategies” Section on Page 18 of the Prospectus and Page 1 of the Summary Prospectus is deleted and replaced in its entirety with the following:

To pursue its goal, the fund generally invests in stocks that are included in the MSCI EAFE® Index.[1] It is the fund’s policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher.

The third paragraph of the “Principal investment strategies” Section on Page 19 of the Prospectus and Page 1 of the Summary Prospectus is deleted and replaced in its entirety with the following:

The MSCI EAFE Index includes stocks from Europe, Australasia and the Far East, and as of May 31, 2011, it consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

[1]

[1]	Index ownership - "MSCI EAFE" is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in the fund.